INCOME TAXES - Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
INCOME TAXES
PRC statutory tax	25.00%	25.00%
Effect of preferential tax rate	(21.50%)	(22.50%)
Effective tax rate	3.50%	2.50%